[Letterhead]

November 26, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
 Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Market Value Adjusted Interests (the “MVAs”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-77041)

Commissioners:

I.  Purpose of the Enclosed Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The MVAs that are the subject of the enclosed Form S-3 registration statement (the “Enclosed Form S-3”) are the same MVAs that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-77041 (the “Old Form S-3”).  The MVAs are issued pursuant to a form of annuity contract (“Contract”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the MVAs as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although Contracts are no longer being offered and sold in reliance on the Old Form S-3, additional purchase payments continue to be made pursuant to outstanding Contracts, and some of those purchase payments may be allocated to MVAs.  Accordingly, we desire our offer and sale of the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Current Form S-3, unless a new Form S-3 registration statement is filed not later than December 1, 2008. The only reason that Sun Life is filing the Enclosed Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the Enclosed Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Current Form S-3 until the earlier of the effective date of the Enclosed Form S-3 or 180 days after December 1, 2008.) Again, however, the Enclosed Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectuses Contained in the Enclosed Form S-3

The Enclosed Form S-3 contains three prospectuses dated May 1, 2008 that Sun Life filed earlier this year in connection with the Old Form S-3. Each of these three prospectuses corresponds to one of three versions of the Contract: i.e., MFS Regatta Gold, MFS Regatta Platinum, and Futurity II. Each of these versions of the Contract is issued pursuant to the same Contract form, and each is a “combination” contract under which, in addition to the MVAs, Sun Life offers variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein are registered, respectively, under the Investment Company Act of 1940, as amended, and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (Commission File Nos. 811-05846 and 33-41628) (the “Form N-4”).

The three prospectuses that are contained in the Enclosed Form S-3, likewise, are “combined” prospectuses that pertain to both the MVAs and the Variable Options. Accordingly, these three prospectuses were also filed earlier this year in the Form N-4.

III.  Further Planned Revisions to the Prospectuses Contained in the Enclosed Registration Statement.

Sun Life plans to file one or more amendments to the Form N-4 between now and May 1, 2009. The main purpose of those amendments will be to update the three May 1, 2008 prospectuses (which are, as noted above, the same three May 1, 2008 prospectuses that are included in the Enclosed Form S-3). The three updated prospectuses will be dated May 1, 2009; and, by pre-effective amendment to the Enclosed Form S-3, will replace the three May 1, 2008 prospectuses.

IV.  Proposed Timetable

As noted in III. above, Sun Life, by pre-effective amendment, plans to file updated versions of the prospectuses contained in the Enclosed Form S-3 (and to supply all other items that may be necessary or appropriate to make the registration statement complete); and the filing of these updated prospectuses in the Enclosed Form S-3 will be coordinated with the filing of such updated prospectuses in connection with the customary annual update filing of the Form N-4. Sun Life plans for both the annual update of the Form N-4 and the Enclosed Form S-3 (as pre-effectively amended) to become effective on or shortly before May 1, 2009.

1 These are group contracts. Accordingly, the term “Contract,” as used herein, refers not only to the group contracts, but also to the “certificates” issued thereunder. The Contracts have been offered and sold under three popular names: “MFS Regatta Gold,” “MFS Regatta Platinum” and “Futurity II.”

V.  Request for Selective Review

The three May 1, 2008 prospectuses contained in the Enclosed Form S-3 are the same as the prospectuses that, as discussed above, have previously been filed with the Commission in connection with the Old Form S-3 and the Form N-4. Moreover, the May 1, 2009 versions that (as discussed above) will replace these May 1, 2008 prospectus in the Enclosed Form S-3 prior to its effectiveness will be identical to the three May 1, 2009 prospectuses that will also have by then been filed in connection with the annual update of the Form N-4 (as also discussed above). Accordingly, because the Enclosed Form S-3 will provide only very limited new material for review by the Commission staff, we request that the Enclosed Form S-3 be accorded selective review by the staff.

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).
_______________________________________________________

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel